Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	May 12, 2016

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds (“Registrant”) (File Nos. 333-123290 and 811-21726); on behalf of Stringer Growth Fund (the “Fund”), a series of the Registrant

Ladies and Gentlemen:

Pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Fund’s prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on June 30, 2015 and was declared immediately effective, and supplemented on May 2, 2016, pursuant to Rule 497.

If you have any questions concerning the foregoing, please call the undersigned at 513.629.2750.

Sincerely,

360 Funds

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111